TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of trade and other accounts payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Trade and other accounts payables	$ 1,761,814	$ 1,408,201
Accrued liabilities	371,758	357,078
Total trade and other accounts payables	$ 2,133,572	$ 1,765,279